Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay Versus Performance Table
The following table sets forth additional compensation information of our Principal Executive Officer (“PEO”) and our
non-PEO
Named Executive Officers
(“non-PEO
NEOs”) along with total shareholder return, net income attributable to HCA Healthcare, Inc. and adjusted EBITDA performance results for fiscal years 2025, 2024, 2023, 2022 and 2021. “Compensation actually paid” does not represent the value of cash and shares of the Company’s common stock received by named executive officers during the year, but rather it is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)(3)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income Attributable to HCA Healthcare, Inc.	Adjusted EBITDA (10)
					Total Shareholder Return	Peer Group Total Shareholder Return (9)
2025 (4)	$26,456,606	$78,235,064	$8,190,607	$16,384,912	$296.34	$148.36	$6,784,000,000	$15,566,000,000
2024 (5)	$23,799,137	$40,146,727	$6,121,496	$6,090,844	$189.11	$129.46	$5,760,000,000	$13,882,000,000
2023 (6)	$21,315,984	$23,591,845	$6,861,426	$7,050,413	$169.23	$126.21	$5,242,000,000	$12,726,000,000
2022 (7)	$14,637,726	$9,582,202	$5,166,993	$3,405,676	$148.69	$123.67	$5,643,000,000	$12,067,000,000
2021 (8)	$20,635,260	$84,568,577	$5,999,564	$19,628,647	$157.59	$126.13	$6,956,000,000	$12,644,000,000

(1)	Named executive officers included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Hazen	Marks, Foster, McAlevey, Cuffe
2024	Hazen	Rutherford*, Marks*, Foster, McAlevey, Cuffe * Effective 5/1/2024, Rutherford retired from and Marks was appointed to the Executive Vice President and Chief Financial Officer position.
2023	Hazen	Rutherford, Foster, Akdamar, McManus
2022	Hazen	Rutherford, Foster, Hall, McAlevey
2021	Hazen	Rutherford, Foster, Hall, Cuffe

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Actually Paid” columns was determined by reference to (1) for PSU awards, closing price on applicable year-end
date(s) multiplied by the probability of achievement as of each such date or, in the case of vesting dates, the actual shares earned multiplied by the vesting price, (2) for SAR awards, a Black-Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value for the applicable grant and (3) for RSU awards, the closing price on applicable year-end
date(s) or, in the case of vesting dates, the actual vesting price.

(3)
For the portion of “Actually Paid” compensation that is based on year-end
stock prices, the following prices were used: $466.86 for 2025 (closing price as of 12/31/25), $300.15 for 2024 (closing price as of 12/31/24), $270.68 for 2023 (closing price as of 12/29/23), $239.96 for 2022 (closing price as of 12/30/22) and $256.92 for 2021 (closing price as of 12/31/21).

(4)
2025 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2025 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2025 Summary Compensation Table Total	$26,456,606	$8,190,607

Less: Change in Pension & Deferred Compensation Plans	$1,934,400	$1,681,853
Add: Service Cost of Pension & Deferred Compensation Plans	$734,679	$230,134
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$16,988,633	$3,115,621
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/25	$27,194,526	$4,987,299
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/25	$31,066,347	$5,728,425
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$11,676,197	$2,033,581
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,077	$76,670
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$464,819	$89,010

2025 Compensation Actually Paid	$78,235,064	$16,384,912

(5)
2024 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2024 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2024 Summary Compensation Table Total	$23,799,137	$6,121,496

Less: Change in Pension & Deferred Compensation Plans	$372,138	$265,350
Add: Service Cost of Pension & Deferred Compensation Plans	$689,830	$149,373
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$16,580,668	$3,423,531
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/24	$17,195,564	$2,640,576
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/24	$10,479,537	$1,434,246
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$4,662,911	$668,465
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions*	—	$1,267,373

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$96,234	$13,211
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$368,788	$46,153

2024 Compensation Actually Paid	$40,146,727	$6,090,844

*	Mr. Rutherford forfeited certain unvested equity awards as a result of his 5/1/2024 retirement.

(6)
2023 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2023 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2023 Summary Compensation Table Total	$21,315,984	$6,861,426

Less: Change in Pension & Deferred Compensation Plans	—	$264,662
Add: Service Cost of Pension & Deferred Compensation Plans	$723,544	$135,006
Add: Prior Service Cost of Pension & Deferred Compensation Plans
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$14,200,216	$3,489,375
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/23	$15,028,391	$3,692,881
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/23	$(2,830,010)	$(482,970)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$3,842,051	$642,447
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$514,566	$85,739
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$226,667	$41,399

2023 Compensation Actually Paid	$23,591,845	$7,050,413

(7)
2022 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2022 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2022 Summary Compensation Table Total	$14,637,726	$5,166,993

Less: Change in Pension & Deferred Compensation Plans	—	$276,883
Add: Service Cost of Pension & Deferred Compensation Plans	$952,610	$182,990
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$12,055,290	$3,063,442
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/22	$13,374,858	$2,698,985
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/22	$(3,338,709)	$(573,313)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(3,998,784)	$(737,029)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,499	$73,188
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$445,290	$80,563

2022 Compensation Actually Paid	$9,582,202	$3,405,676

(8)
2021 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2021 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2021 Summary Compensation Table Total	$20,635,260	$5,999,564

Less: Change in Pension & Deferred Compensation Plans	$451,661	$103,724
Add: Service Cost of Pension & Deferred Compensation Plans	$980,231	$207,139
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,870,607	$3,233,944
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/21	$34,793,801	$7,765,175
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/21 (4)	$33,207,890	$7,116,946
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date (4)	$9,064,316	$1,834,093
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$335,908	$67,999
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$545,255	$111,397

2021 Compensation Actually Paid	$84,568,577	$19,628,647

(9)
The Peer Group reflected in the Peer Group Total Shareholder Return is the S&P Health Care Index, as reflected in our 2025 Annual Report on Form the
10-K
pursuant to Item 201(e) of Regulation
S-K.
Each year reflects the cumulative total return assuming $100 invested on December 31, 2020 in our common stock and in the S&P Health Care Index, including the subsequent reinvestment of dividends.

(10)
Adjusted EBITDA was selected by the Compensation Committee as the Company-Selected Measure (“CSM”). It is a
non-Generally
Accepted Accounting Principles (“GAAP”) financial measure defined as income before depreciation and amortization, interest expense, losses and gains on sales of facilities, losses on retirement of debt, provision for income taxes and net income attributable to noncontrolling interests. Reconciliations of Adjusted EBITDA to the most directly comparable financial measure calculated in accordance with GAAP are included in Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Named executive officers included in the above compensation columns reflect the following:

Year	PEO	Non-PEO NEOs
2025	Hazen	Marks, Foster, McAlevey, Cuffe
2024	Hazen	Rutherford*, Marks*, Foster, McAlevey, Cuffe * Effective 5/1/2024, Rutherford retired from and Marks was appointed to the Executive Vice President and Chief Financial Officer position.
2023	Hazen	Rutherford, Foster, Akdamar, McManus
2022	Hazen	Rutherford, Foster, Hall, McAlevey
2021	Hazen	Rutherford, Foster, Hall, Cuffe

Peer Group Issuers, Footnote	The Peer Group reflected in the Peer Group Total Shareholder Return is the S&P Health Care Index, as reflected in our 2025 Annual Report on Form the
10-K
pursuant to Item 201(e) of Regulation
S-K.
	Each year reflects the cumulative total return assuming $100 invested on December 31, 2020 in our common stock and in the S&P Health Care Index, including the subsequent reinvestment of dividends.
PEO Total Compensation Amount	$ 26,456,606	$ 23,799,137	$ 21,315,984	$ 14,637,726	$ 20,635,260
PEO Actually Paid Compensation Amount	$ 78,235,064	40,146,727	23,591,845	9,582,202	84,568,577
Adjustment To PEO Compensation, Footnote
(4)
2025 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2025 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2025 Summary Compensation Table Total	$26,456,606	$8,190,607

Less: Change in Pension & Deferred Compensation Plans	$1,934,400	$1,681,853
Add: Service Cost of Pension & Deferred Compensation Plans	$734,679	$230,134
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$16,988,633	$3,115,621
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/25	$27,194,526	$4,987,299
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/25	$31,066,347	$5,728,425
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$11,676,197	$2,033,581
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,077	$76,670
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$464,819	$89,010

2025 Compensation Actually Paid	$78,235,064	$16,384,912

(5)
2024 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2024 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2024 Summary Compensation Table Total	$23,799,137	$6,121,496

Less: Change in Pension & Deferred Compensation Plans	$372,138	$265,350
Add: Service Cost of Pension & Deferred Compensation Plans	$689,830	$149,373
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$16,580,668	$3,423,531
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/24	$17,195,564	$2,640,576
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/24	$10,479,537	$1,434,246
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$4,662,911	$668,465
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions*	—	$1,267,373

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$96,234	$13,211
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$368,788	$46,153

2024 Compensation Actually Paid	$40,146,727	$6,090,844

*	Mr. Rutherford forfeited certain unvested equity awards as a result of his 5/1/2024 retirement.

(6)
2023 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2023 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2023 Summary Compensation Table Total	$21,315,984	$6,861,426

Less: Change in Pension & Deferred Compensation Plans	—	$264,662
Add: Service Cost of Pension & Deferred Compensation Plans	$723,544	$135,006
Add: Prior Service Cost of Pension & Deferred Compensation Plans
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$14,200,216	$3,489,375
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/23	$15,028,391	$3,692,881
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/23	$(2,830,010)	$(482,970)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$3,842,051	$642,447
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$514,566	$85,739
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$226,667	$41,399

2023 Compensation Actually Paid	$23,591,845	$7,050,413

(7)
2022 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2022 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2022 Summary Compensation Table Total	$14,637,726	$5,166,993

Less: Change in Pension & Deferred Compensation Plans	—	$276,883
Add: Service Cost of Pension & Deferred Compensation Plans	$952,610	$182,990
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$12,055,290	$3,063,442
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/22	$13,374,858	$2,698,985
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/22	$(3,338,709)	$(573,313)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(3,998,784)	$(737,029)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,499	$73,188
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$445,290	$80,563

2022 Compensation Actually Paid	$9,582,202	$3,405,676

(8)
2021 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2021 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2021 Summary Compensation Table Total	$20,635,260	$5,999,564

Less: Change in Pension & Deferred Compensation Plans	$451,661	$103,724
Add: Service Cost of Pension & Deferred Compensation Plans	$980,231	$207,139
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,870,607	$3,233,944
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/21	$34,793,801	$7,765,175
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/21 (4)	$33,207,890	$7,116,946
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date (4)	$9,064,316	$1,834,093
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$335,908	$67,999
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$545,255	$111,397

2021 Compensation Actually Paid	$84,568,577	$19,628,647

Non-PEO NEO Average Total Compensation Amount	$ 8,190,607	6,121,496	6,861,426	5,166,993	5,999,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 16,384,912	6,090,844	7,050,413	3,405,676	19,628,647
Adjustment to Non-PEO NEO Compensation Footnote
(4)
2025 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2025 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2025 Summary Compensation Table Total	$26,456,606	$8,190,607

Less: Change in Pension & Deferred Compensation Plans	$1,934,400	$1,681,853
Add: Service Cost of Pension & Deferred Compensation Plans	$734,679	$230,134
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$16,988,633	$3,115,621
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/25	$27,194,526	$4,987,299
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/25	$31,066,347	$5,728,425
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$11,676,197	$2,033,581
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,077	$76,670
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$464,819	$89,010

2025 Compensation Actually Paid	$78,235,064	$16,384,912

(5)
2024 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2024 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2024 Summary Compensation Table Total	$23,799,137	$6,121,496

Less: Change in Pension & Deferred Compensation Plans	$372,138	$265,350
Add: Service Cost of Pension & Deferred Compensation Plans	$689,830	$149,373
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$16,580,668	$3,423,531
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/24	$17,195,564	$2,640,576
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/24	$10,479,537	$1,434,246
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$4,662,911	$668,465
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions*	—	$1,267,373

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$96,234	$13,211
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$368,788	$46,153

2024 Compensation Actually Paid	$40,146,727	$6,090,844

*	Mr. Rutherford forfeited certain unvested equity awards as a result of his 5/1/2024 retirement.

(6)
2023 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2023 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2023 Summary Compensation Table Total	$21,315,984	$6,861,426

Less: Change in Pension & Deferred Compensation Plans	—	$264,662
Add: Service Cost of Pension & Deferred Compensation Plans	$723,544	$135,006
Add: Prior Service Cost of Pension & Deferred Compensation Plans
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$14,200,216	$3,489,375
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/23	$15,028,391	$3,692,881
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/23	$(2,830,010)	$(482,970)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$3,842,051	$642,447
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$514,566	$85,739
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$226,667	$41,399

2023 Compensation Actually Paid	$23,591,845	$7,050,413

(7)
2022 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2022 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2022 Summary Compensation Table Total	$14,637,726	$5,166,993

Less: Change in Pension & Deferred Compensation Plans	—	$276,883
Add: Service Cost of Pension & Deferred Compensation Plans	$952,610	$182,990
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$12,055,290	$3,063,442
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/22	$13,374,858	$2,698,985
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/22	$(3,338,709)	$(573,313)
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date	$(3,998,784)	$(737,029)
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$435,499	$73,188
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$445,290	$80,563

2022 Compensation Actually Paid	$9,582,202	$3,405,676

(8)
2021 “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
non-PEO
NEOs” reflects the following adjustments from 2021 Total Compensation reported in the Summary Compensation Table:

	PEO	Average non-PEO NEOs
2021 Summary Compensation Table Total	$20,635,260	$5,999,564

Less: Change in Pension & Deferred Compensation Plans	$451,661	$103,724
Add: Service Cost of Pension & Deferred Compensation Plans	$980,231	$207,139
Add: Prior Service Cost of Pension & Deferred Compensation Plans	—	—
Add: Above-Market or Preferential Earnings on Deferred Compensation	—	—

Less: Equity Award Amounts Reported in Summary Compensation Table	$13,870,607	$3,233,944
Add: FMV of Equity Awards Granted During Current Year & Outstanding/Unvested @ 12/31/21	$34,793,801	$7,765,175
Add: Change in FMV Equity Awards Granted in Prior Years & Outstanding/Unvested @ 12/31/21 (4)	$33,207,890	$7,116,946
Add: FMV of Equity Awards Granted and Vested in Current Year @ Vesting Date	—	—
Add: Change in FMV of Equity Awards Granted in Prior Years @ Vesting Date (4)	$9,064,316	$1,834,093
Less: FMV of Equity Awards @ the End of the Prior Year Failing to Meet Vesting Conditions	—	—

Less: Dollar Value of Equivalent Payments Reported in Summary Compensation Table	$335,908	$67,999
Add: Dollar Value of Dividends Paid Prior to Vesting Date	$545,255	$111,397

2021 Compensation Actually Paid	$84,568,577	$19,628,647

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Measures that were most important to the last fiscal year.
The following performan
ce m
easures reflect the Company’s most important performance measures in effect for 2025, as further described and defined in the Compensation Discussion and Analysis under “Elements of Compensation — Annual Incentive Compensation: PEP” and “Elements of Compensation — Long-Term Equity Incentive Awards — Performance Share Units.”

•	Adjusted EBITDA
•	Earnings Per Share
•	Quality of Care
•	Patient Experience

Total Shareholder Return Amount	$ 296.34	189.11	169.23	148.69	157.59
Peer Group Total Shareholder Return Amount	148.36	129.46	126.21	123.67	126.13
Net Income (Loss)	$ 6,784,000,000	$ 5,760,000,000	$ 5,242,000,000	$ 5,643,000,000	$ 6,956,000,000
Company Selected Measure Amount	15,566,000,000	13,882,000,000	12,726,000,000	12,067,000,000	12,644,000,000
PEO Name	Hazen
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	It is a
non-Generally
	Accepted Accounting Principles (“GAAP”) financial measure defined as income before depreciation and amortization, interest expense, losses and gains on sales of facilities, losses on retirement of debt, provision for income taxes and net income attributable to noncontrolling interests. Reconciliations of Adjusted EBITDA to the most directly comparable financial measure calculated in accordance with GAAP are included in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Quality of Care
Measure:: 4
Pay vs Performance Disclosure
Name	Patient Experience
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,934,400)	$ (372,138)			$ (451,661)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	734,679	689,830	$ 723,544	$ 952,610	980,231
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,988,633)	(16,580,668)	(14,200,216)	(12,055,290)	(13,870,607)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,194,526	17,195,564	15,028,391	13,374,858	34,793,801
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,066,347	10,479,537	(2,830,010)	(3,338,709)	33,207,890
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,676,197	4,662,911	3,842,051	(3,998,784)	9,064,316
PEO | Dollar Value of Equivalent Payments Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(435,077)	(96,234)	(514,566)	(435,499)	(335,908)
PEO | Dollar Value of Dividends Paid Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	464,819	368,788	226,667	445,290	545,255
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,681,853)	(265,350)	(264,662)	(276,883)	(103,724)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,134	149,373	135,006	182,990	207,139
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,115,621)	(3,423,531)	(3,489,375)	(3,063,442)	(3,233,944)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,987,299	2,640,576	3,692,881	2,698,985	7,765,175
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,728,425	1,434,246	(482,970)	(573,313)	7,116,946
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,033,581	668,465	642,447	(737,029)	1,834,093
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,267,373)
Non-PEO NEO | Dollar Value of Equivalent Payments Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(76,670)	(13,211)	(85,739)	(73,188)	(67,999)
Non-PEO NEO | Dollar Value of Dividends Paid Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 89,010	$ 46,153	$ 41,399	$ 80,563	$ 111,397